Shareholder Report, Line Graph (Details) 199296_Tortoise Energy Fund_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2025
Tortoise Energy Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Tortoise Energy Fund NAV
Accumulated Value	$ 20,918	$ 15,767	$ 14,830	$ 11,675	$ 9,147	$ 10,375	$ 10,405	$ 10,800	$ 11,493	$ 10,000	$ 21,259
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	34,066	25,443	22,350	24,617	19,244	16,384	14,111	13,277	10,806	10,000	$ 39,175
S&P 500 Energy Sector TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Energy Sector TR
Accumulated Value	20,381	17,456	18,222	10,354	6,611	9,815	10,657	10,834	11,262	10,000	$ 20,012
75% S&P 500 Energy 25% ICE BofA US High Yield Energy [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											75% S&P 500 Energy 25% ICE BofA US High Yield Energy
Accumulated Value	$ 19,898	$ 17,245	$ 17,373	$ 11,297	$ 7,730	$ 10,464	$ 11,214	$ 11,371	$ 11,406	$ 10,000	$ 19,969